DEFERRED CHARGES (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Revenue Recognition and Deferred Revenue [Abstract]
Aggregate amortization expense	$ 731,515	$ 506,044
Weighted average life	12 years